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                       SUPPLEMENT DATED JUNE 22, 2010 TO

              PROSPECTUS DATED MAY 1, 2009 (AS SUPPLEMENTED) FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

On June 1, 2010, the Van Kampen Comstock Fund merged into a shell fund, the Invesco Van Kampen Comstock Fund. As a result of the foregoing:

    1. All references to the Van Kampen Comstock Fund in your variable annuity prospectus are deemed to refer to the Invesco Van Kampen Comstock Fund.

    2. All references to Van Kampen Asset Management in your variable annuity prospectus are deemed to refer to Invesco Advisers, Inc.

45150NY SUPPE 06/22/10